Property and Equipment, Net - Table (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 51,902	$ 57,447
Less: accumulated depreciation and amortization	(20,394)	(39,522)
Property and equipment, net	31,508	17,925
Computer equipment and software
Property, Plant and Equipment [Line Items]
Total property and equipment	19,550	37,745
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Total property and equipment	7,679	6,701
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total property and equipment	21,562	11,741
Other
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 3,111	$ 1,260